SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SEGMENT REPORTING
Summary information by segment
2024
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLabs	Corporate and other	Total
Revenue	$218,378	226,589	—	2,336	$447,304
Cost of revenue	$(345,979)	(107,714)	—	(374)	$(454,068)
Net income (loss)	$174,250	(42,120)	—	4,845,950	$4,978,080
Derivative gain (expense)	$—	—	—	1,920,159	$1,920,159
Gain on extinguishment of debt	$—	—	—	475,485	$475,485
Interest expense	$(554,269)	(2,776)	—	(476,679)	$(1,033,724)
Total assets	$12,851	59,155	—	16,872	$88,878
2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLabs	Corporate and other	Total
Revenue	$927,812	54,388	—	910	$983,110
Cost of revenue	$(171,898)	(29,671)	—	(10,917)	$(212,486)
Net income (loss)	$403,466	(123,430)	9,727	(1,653,112)	$(1,363,349)
Derivative gain (expense)	$—	—	—	(550,298)	$(550,298)
Interest expense	$—	(2,862)	—	(539,483)	$(542,345)
Total assets	$40,983	1,948,501	9,977	(1,279,649)	$719,812
2024
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$520,755	321,316	—	3,331	$845,402
Cost of sales	$(856,819)	(126,943)	—	959	$(984,722)
Net income (loss)	$(119,822)	(127,791)	—	1,949,905	$1,702,292
Derivative gain (expense)	$—	—	—	(132,723)	$(132,723)
Gain on extinguishment of debt	$—	—	—	843,401	$843,401
Interest expense	$(554,269)	(5,513)	—	(835,711)	$(1,395,493)
Total assets	$12,851	59,155	—	16,872	$88,878
2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$1,916,613	164,529	—	3,474	$2,084,616
Cost of sales	$(941,675)	(78,639)	—	(23,517)	$(1,043,831)
Net income (loss)	$708,617	(261,722)	(1,605)	(3,281,347)	$(2,836,060)
Depreciation and amortization	$—	—	—	(2,454)	$(2,454)
Derivative gain (expense)	$—	—	—	(647,883)	$(647,883)
Gain on extinguishment of debt stock	$—	—	—	332,530	$332,530
Interest expense	$(42,355)	(7,328)	—	(877,994)	$(927,677)
Total assets	$40,983	1,948,501	9,977	(1,279,649)	$719,812

2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$3,007,384	285,092	—	5,440	$3,297,916
Cost of revenue	$(2,149,794)	(141,892)	—	(44,089)	$(2,335,775)
Net income (loss)	$218,603	(475,818)	(1,635)	(10,142,740)	$(10,401,590)
Depreciation and amortization	$—	—	—	(2,455)	$(2,455)
Gain(loss/impairment) on debt extinguishment	$—	—	—	632,220	$632,220
Derivative gain (expense)	$—	—	—	(5,436,087)	$(5,436,087)
Interest expense	$(47,355)	(12,653	—	(1,699,392)	$(1,759,399)
Total assets	$70,875	29,947	3,807	—	$104,629
2022
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$5,429,010	1,522,490	89,755	268,741	$7,309,996
Cost of revenue	$(4,620,270)	(895,890)	—	(281,871)	$(5,798,031)
Net income (loss)	$(5,614,104)	(1,282,145)	(260,720)	(14,592,951)	$(21,749,920)
Deemed dividend related to modification of Series A Preferred Stock	—	—	—	(39,866,742)	(39,866,742)
Depreciation and amortization	$(530,579)	(6,820)	(44,793)	(657,933)	$(1,240,125)
Impairment/loss on debt extinguishment	$(4,283,263)	(1,042,636)	—	(4,205,469)	$(9,531,368)
Derivative gain (expense)	$—	—	—	(650,071)	$(650,071)
Interest expense	$(570,499)	(98,179)	—	(4,086,708)	$(4,755,386)
Total assets	$68,086	643,029	3,800	316,325	$1,031,240